Warrants - Predecessor (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance	295,051	295,051
Number of warrants, Issued	247,343	598,548
Number of warrants, Exercised
Shares Cancelled
Shares Outstanding, Ending balance		893,599	295,051
Weighted average exercise price per share, Issued		$ 5.39
Weighted average exercise price per share, Cancelled
Weighted Average Remaining Terms (in years), Beginning balance		9 years 10 months 10 days
Aggregate intrinsic value, Outstanding ending balance
Number of warrants, Exercisable		227,813	128,299
Weighted Average Exercise Price Per Share, Exercisable		$ 3.00	$ 3.00
Weighted Average Remaining Terms (in years), Exercisable		9 years 8 months 1 day	9 years 10 months 10 days
Aggregate intrinsic value, Exercisable
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance			25,572,059
Number of warrants, Issued
Number of warrants, Anti-Dilutive Adjustment
Number of warrants, Exercised
Shares Cancelled			(25,572,059)
Number of warrants, Forfeited
Shares Outstanding, Ending balance
Weighted average exercise price per share, Outstanding beginning balance			$ 0.27
Weighted average exercise price per share, Issued
Weighted average exercise price per share, Anti-Dilutive Adjustment
Weighted average exercise price per share, Exercised
Weighted average exercise price per share, Cancelled			0.27
Weighted average exercise price per share, Forfeited
Weighted average exercise price per share, Outstanding ending balance
Aggregate intrinsic value, Outstanding beginning balance
Aggregate intrinsic value, Outstanding ending balance
Warrant [Member] | Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance
Shares Outstanding, Ending balance
Weighted average exercise price per share, Outstanding beginning balance
Weighted average exercise price per share, Outstanding ending balance
Aggregate intrinsic value, Outstanding beginning balance
Aggregate intrinsic value, Outstanding ending balance
Number of warrants, Exercisable
Weighted Average Exercise Price Per Share, Exercisable
Aggregate intrinsic value, Exercisable
Warrant [Member] | Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance			25,572,059
Shares Outstanding, Ending balance
Weighted average exercise price per share, Outstanding beginning balance			$ 0.27
Weighted average exercise price per share, Outstanding ending balance
Weighted Average Remaining Terms (in years), Beginning balance			3 years 10 months 21 days
Aggregate intrinsic value, Outstanding beginning balance
Aggregate intrinsic value, Outstanding ending balance